Federated Hermes California Municipal Cash Trust Expense Example - Wealth Shares [Member] - Federated Hermes California Municipal Cash Trust - WS	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 480